PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit obligation | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.75%	1.50%	1.60%
Rate of compensation increase	2.00%	1.80%	1.80%
Defined benefit obligation | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	16.00%	15.00%	16.00%
Rate of compensation increase	10.00%	9.00%	10.00%
Defined benefit obligation | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.80%	3.45%	3.92%
Rate of compensation increase	2.85%	2.81%	3.11%
Other post-employment benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.75%	1.30%	0.90%
Rate of compensation increase	2.00%	2.00%	2.00%
Other post-employment benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	9.50%	7.65%	7.65%
Rate of compensation increase	4.80%	4.50%	32.00%
Other post-employment benefits | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.98%	3.60%	4.19%
Rate of compensation increase	3.24%	3.32%	3.38%